                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7404

               Van Kampen California Value Municipal Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/08

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen California Value Municipal Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2008.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/08

CALIFORNIA VALUE MUNICIPAL INCOME TRUST
SYMBOL: VCV
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (4/30/93)             5.96%         6.18%

10-year                               5.20          6.39

5-year                                2.60          4.79

1-year                               -9.51         -7.92

6-month                              -5.53         -2.49
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISER. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period. The Trust's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements the Trust's returns would have been lower.

The Lehman Brothers California Municipal Bond Index is a broad-based statistical composite of California municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The Index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2008

MARKET CONDITIONS

The financial markets experienced significant volatility throughout the six-month reporting period as many large banks and financial firms began writing down mortgage-related losses, and liquidity and credit availability became even more restricted. At the same time, the pace of economic growth began to slow, with gross domestic product (GDP) growth measuring an anemic 0.6 percent for the fourth quarter of 2007. As weaker economic data was released in the first quarter of 2008, fears of recession grew and consumer confidence waned, prompting investors to continue to seek out the relative safety of high-quality Treasury securities over other sectors of the fixed income market.

The municipal bond market faced additional headwinds as various monoline bond insurers experienced credit rating downgrades, which caused spreads to widen, and the auction rate and variable rate markets deteriorated. As a result, the municipal market underperformed Treasuries for the overall period, with municipal bond prices reaching historically attractive levels relative to Treasury bonds in the first quarter of 2008. While yields on short-dated municipal securities declined, yields on intermediate- and long-dated securities rose, leading to the steepest yield curve in the past four years as the spread between one-year and 30-year maturities reached 343 basis points. After a record year for new municipal bond issuance in 2007, the amount of new issues coming to market in the first four months of 2008 declined by roughly nine percent versus the same period one year earlier due in part to a drop in refunding issuance. Although issuance by the state of California declined as well, the state remained one of the largest issuers of municipal bonds in the country.

The Federal Reserve (the "Fed") took various steps to ease the liquidity crisis and boost the economy during the period. Not only did the Federal Open Market Committee reduce the target federal funds rate from 4.50 percent to 2.00 percent by the end of the period, but in an unprecedented move, the Fed granted primary Treasury dealers (mostly brokerage firms) access to its discount window and loosened its collateral requirements, extending loans of Treasury securities in exchange for lower quality, less liquid securities. Finally, in the biggest headline event, the Fed arranged and supported JPMorgan Chase's purchase of Bear Stearns, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

PERFORMANCE ANALYSIS

The Trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On both an NAV basis and a market price basis, the Trust underperformed its benchmark index, the Lehman Brothers California Municipal Bond Index.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2008

--------------------------------------------------------------
                                      LEHMAN BROTHERS
                       BASED ON     CALIFORNIA MUNICIPAL
      BASED ON NAV   MARKET PRICE        BOND INDEX

         -5.53%         -2.49%             1.08%
--------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

We continued our efforts to enhance the Trust's yield during the reporting period through a variety of strategies. One of these strategies was to increase the Trust's allocation to BB and BBB rated bonds, many of which were in the form of inverse floating-rate securities* in the tobacco, health care and housing sectors. Although these higher-yielding securities served to enhance the Trust's income and diversification, spread widening in all three sectors hurt their performance. Additionally, we continued to focus on the long end of the municipal yield curve, favoring bonds with maturities of 25 years or more for their higher yields, which led to a longer duration (a measure of interest-rate sensitivity) for the Trust. To reduce that duration somewhat, we used a Treasury futures hedge for much of the period. Unfortunately, rising rates on the long end of the curve coupled with the Treasury market rally caused this positioning to detract from performance. We did, however, consequently unwind the hedge prior to the end of the reporting period.

Holdings in other sectors contributed positively to performance. In particular, the Trust's holdings in education bonds were beneficial given the sector's favorable performance during the period, as were holdings in state appropriated and port authority bonds. Additionally, pre-refunded bonds were additive to performance as these short-maturity securities benefited from falling rates on the short end of the yield curve.

The Trustees have approved a procedure whereby the trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the trust's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

* An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

RATINGS ALLOCATION AS OF 4/30/08
AAA/Aaa                                                         42.5%
AA/Aa                                                           15.5
A/A                                                             13.1
BBB/Baa                                                         19.8
B/B                                                              0.2
Non-Rated                                                        8.9

TOP FIVE SECTORS AS OF 4/30/08
Tax Allocation/Increment                                        14.1%
Single-Family                                                   10.3
Master Tobacco Settlement                                        8.9
Special Tax Districts                                            7.9
Public Education                                                 7.8

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings are as a percentage of total investments. Sectors are as a percentage of total long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

PORTFOLIO MANAGEMENT CHANGES

       Van Kampen California Value Municipal Income Trust is managed by members of the Adviser's Municipal Fixed Income team. The Municipal Fixed Income team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Trust's portfolio are Robert W. Wimmel, William Black, and Mark Paris, each an Executive Director of the Adviser.

       Mr. Wimmel has been associated with the Adviser in an investment management capacity since 1996 and began managing the Trust in November 2001. Mr. Black has been associated with the Adviser in an investment management capacity since 1998 and began managing the Trust in December 2007. Mr. Paris has been associated with the Adviser in an investment management capacity since 2002 and began managing the Trust in May 2008.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS  192.2%
           CALIFORNIA  187.0%
$  2,000   Abag Fin Auth For Nonprofit Corp CA Insd Rev
           Ctf Lincoln Glen Manor Sr Citizens (CA MTG
           Insd)..........................................   6.100%   02/15/25   $   2,022,900
   1,205   Alameda Cnty, CA Wtr Dist Rev Rfdg (MBIA
           Insd)..........................................   4.750    06/01/20       1,218,014
   2,000   Aliso Viejo, CA Cmnty Fac Dist Spl Tax No
           2005-01 Glenwood at Aliso......................   6.000    09/01/38       1,969,060
   1,000   Allan Hancock CA Jt Cmnty College Dist Election
           2006 Ser A (FSA Insd)..........................   4.375    08/01/31         952,360
   3,540   Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec
           Pub Impt Proj Ser C (FSA Insd).................    *       09/01/32         927,515
   4,120   Apple Valley, CA Redev Agy Tax Alloc Proj Area
           No 2 (AMBAC Insd)..............................   5.000    06/01/37       4,082,384
   2,790   Banning, CA Cmnty Redev Agy Tax Alloc Merged
           Downtown (Radian Insd).........................   5.000    08/01/23       2,791,172
   2,510   Bay Area Govt Assn CA Lease West Sacramento Ser
           A (XLCA Insd) (a)..............................   5.000    09/01/24       2,534,247
   2,000   Bay Area Toll Auth CA Toll Brdg Rev San
           Francisco Bay Area Ser A (AMBAC Insd) (b)
           (c)............................................   6.500    04/01/39       2,000,000
     925   Benicia, CA Uni Sch Dist Ser B (MBIA Insd).....    *       08/01/18         560,180
   1,725   Bonita, CA Uni Sch Dist Election 2004 Ser A
           (MBIA Insd) (a)................................   5.250    08/01/22       1,834,796
   1,055   Borrego, CA Wtr Dist Ctf Partn Wtr Sys
           Acquisition (a)................................   7.000    04/01/27       1,062,965
   3,535   Brea, CA Redev Agy Tax Alloc Rfdg Ser A (AMBAC
           Insd) (a)......................................   5.500    08/01/20       3,752,226
   1,510   Brea & Olinda, CA Uni Sch Dist Ctf Partn Rfdg
           Ser A (FSA Insd) (a)...........................   5.500    08/01/20       1,610,913
     865   Burbank, CA Pub Fin Auth Rev Golden St Redev
           Ser A (AMBAC Insd).............................   5.250    12/01/23         898,424
   2,400   Byron Bethany Jt Pwrs Auth CA Lease Rev
           Wastewtr Enterprise Proj Ser A.................   5.625    08/01/39       2,145,264
   3,000   California Cnty, CA Tob Sec Agy Tob Asset Bkd
           Los Angeles Cnty Sec (d)....................... 0/5.450    06/01/28       2,248,050
   2,000   California Cnty, CA Tob Sec Agy Tob Merced Cnty
           Rfdg Ser A.....................................   5.125    06/01/38       1,670,560
   5,000   California Cnty, CA Tob Sec Agy Tob Merced Cnty
           Rfdg Ser A.....................................   5.250    06/01/45       4,145,800
   2,000   California Ed Fac Auth Rev CA College Arts.....   5.000    06/01/35       1,754,300
   1,000   California Ed Fac Auth Rev Pitzer College Ser
           A..............................................   5.000    04/01/30         992,070
   1,445   California Ed Fac Auth Rev Pooled College &
           Univ Proj Ser B................................   5.250    04/01/24       1,382,576
   1,000   California Ed Fac Auth Rev Pooled College &
           Univ Ser B (Prerefunded @ 06/01/10)............   6.625    06/01/20       1,094,200
   2,000   California Ed Fac Auth Rev Pooled College &
           Univ Ser B (Prerefunded @ 06/01/10)............   6.750    06/01/30       2,193,460

See Notes to Financial Statements                                              7

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$  1,500   California Ed Fac Auth Rev Univ of
           Redlands Ser A.................................   5.000%   10/01/31   $   1,469,520
   2,000   California Hlth Fac Fin Auth Rev Cedars Sinai
           Med Ctr Rfdg...................................   5.000    11/15/27       2,003,680
  10,000   California Hlth Fac Fin Auth Rev Sutter Hlth
           Ser A (e)......................................   5.000    11/15/42       9,759,000
   2,500   California Hsg Fin Agy Rev Home Mtg Ser E (FGIC
           Insd) (AMT)....................................   5.000    02/01/24       2,441,225
   8,480   California Hsg Fin Agy Rev Home Mtg
           Ser G (AMT) (e)................................   4.950    08/01/23       8,207,707
  13,400   California Hsg Fin Agy Rev Home Mtg Ser I (AMT)
           (e)............................................   4.800    08/01/36      12,098,897
   7,000   California Hsg Fin Agy Rev Home Mtg
           Ser I (AMT) (e)................................   4.875    08/01/41       6,323,065
   2,500   California Hsg Fin Agy Rev Home
           Mtg Ser J (AMT)................................   5.050    08/01/27       2,387,200
   5,150   California Hsg Fin Agy Rev Home Mtg Ser M (AMT)
           (e)............................................   4.625    08/01/26       4,483,316
   3,000   California Hsg Fin Agy Rev Multi-Family Hsg III
           Ser A (MBIA Insd) (AMT)........................   5.850    08/01/17       3,019,770
   3,755   California Hsg Fin Agy Rev Ser B (AMT).........   5.000    02/01/28       3,608,893
   1,800   California Infrastructure & Econ Dev Bk Rev San
           Francisco Ballet Assn (FGIC Insd) (b) (c)......   8.000    07/01/36       1,800,000
   1,000   California Muni Fin Auth Ed High Tech High
           Chula Vista Ser B..............................   6.000    07/01/28         984,400
   1,000   California Pollutn Ctl Fin Auth Pollutn Ctl Rev
           Gas & Elec Rfdg Ser A (MBIA-IBC Insd)..........   5.900    06/01/14       1,145,530
   4,500   California Pollutn Ctl Fin Auth Solid Waste
           Disp Rev Waste Mgmt Inc Proj Ser B (AMT).......   5.000    07/01/27       3,809,475
   2,500   California Pollutn Ctl Fin Auth Solid Waste
           Disp Rev Waste Mgmt Inc Proj Ser C (AMT) (c)...   5.125    11/01/23       2,210,850
      30   California Rural Home Mtg Fin Auth Single
           Family Mtg Rev Mtg Bkd Sec Pgm Ser B (GNMA
           Collateralized) (AMT)..........................   6.150    06/01/20          30,826
      50   California Rural Home Mtg Fin Auth Single
           Family Mtg Rev Mtg Bkd Sec Pgm Ser B (GNMA
           Collateralized) (AMT)..........................   6.250    12/01/31          51,422
      10   California Rural Home Mtg Fin Auth Single
           Family Mtg Rev Mtg Bkd Sec Pgm Ser C (GNMA
           Collateralized) (AMT)..........................   7.500    08/01/27          10,214
       5   California Rural Home Mtg Fin Auth Single
           Family Mtg Rev Mtg Bkd Sec Ser A-2 (GNMA
           Collateralized) (AMT)..........................   7.950    12/01/24           5,235
      30   California Rural Home Mtg Fin Auth Single
           Family Mtg Rev Ser C (GNMA Collateralized)
           (AMT)..........................................   7.800    02/01/28          30,674

 8                                             See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$  1,060   California Spl Dist Assn Fin Corp Ctf Part Spl
           Dist Fin Pgm Ser KK (FSA Insd) (a).............   5.800%   11/01/29   $   1,101,647
   2,110   California Spl Dist Fin Pgm Ser 00 (MBIA Insd)
           (a)............................................   5.250    12/01/26       2,179,356
   2,000   California St (CIFG Insd)......................   5.000    10/01/22       2,071,040
   3,000   California St (FGIC Insd) (a)..................   5.000    10/01/23       3,066,000
   1,000   California St (MBIA-IBC Insd) (a)..............   5.000    02/01/26       1,014,210
   9,000   California St Dept Vet Affairs Home Pur Rev Ser
           A (AMT) (e)....................................   4.950    12/01/37       8,354,700
   3,000   California St Dept Vet Affairs Home Pur Rev Ser
           B (AMT)........................................   5.150    12/01/27       2,953,320
   1,000   California St Pub Wks Brd Dept Corrections Ser
           C..............................................   5.500    06/01/23       1,053,910
   2,850   California St Pub Wks Brd Lease Rev Office
           Emergency Svc Ser A (FGIC Insd)................   5.000    03/01/32       2,849,801
     960   California St Rfdg (FGIC Insd).................   5.000    02/01/23         967,987
  10,000   California St Univ Rev Syswide Ser D (FSA Insd)
           (e)............................................   4.500    11/01/37       9,582,650
   5,000   California St Var Purp (e).....................   5.000    06/01/37       4,999,400
   2,500   California St Var Purp (CIFG Insd).............   5.000    03/01/33       2,535,950
     960   California St Vet Ser BJ (AMT).................   5.700    12/01/32         962,774
  10,650   California St Vet Ser CD (AMT) (e).............   4.600    12/01/32      10,348,453
   2,230   California Statewide Cmnty Dev Auth CHF Irvine
           LLC UCI East Rfdg..............................   5.000    05/15/38       1,956,134
   1,250   California Statewide Cmnty Dev Auth Rev CA
           Baptist Univ Ser A.............................   5.500    11/01/38       1,175,438
  12,000   California Statewide Cmnty Dev Auth Rev
           Daughters of Charity Hlth Ser A (e)............   5.000    07/01/39      10,331,100
   3,000   California Statewide Cmnty Dev Auth Rev
           Daughters of Charity Hlth Ser A................   5.250    07/01/30       2,777,760
   4,355   California Statewide Cmnty Dev Auth Rev
           Daughters of Charity Hlth Ser A................   5.250    07/01/35       3,941,014
   1,500   California Statewide Cmnty Dev Auth Rev Front
           Porch Cmnty & Svc Ser A (f)....................   5.125    04/01/37       1,343,370
   1,000   California Statewide Cmnty Dev Auth Rev Insd
           Hlth Fac Catholic Ser D (FSA Insd) (b) (c).....   4.170    07/01/41       1,000,000
   2,000   California Statewide Cmnty Dev Auth Rev Insd
           Ser D (FSA Insd) (b) (c).......................   4.150    04/01/32       2,000,000
   2,365   California Statewide Cmnty Dev Auth Rev Kaiser
           Permanente Ser B...............................   5.000    03/01/41       2,272,741
  10,000   California Statewide Cmnty Dev Auth Rev Museum
           of Art Proj Ser C (FGIC Insd) (b) (c)..........  10.000    12/01/34      10,000,000
   1,000   California Statewide Cmnty Dev Auth Rev
           Windrush Sch...................................   5.500    07/01/37         879,880
   1,325   California Statewide Cmnty Dev Auth Wtr &
           Wastewtr Rev Pooled Fin Pgm Ser B (FSA Insd)...   5.250    10/01/23       1,412,251

See Notes to Financial Statements                                              9

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$  1,280   California Statewide Cmnty Dev Auth Wtr Rev
           Pooled Fin Pgm Ser C (FSA Insd)................   5.250%   10/01/28   $   1,329,408
   1,000   California Statewide Cmnty Dev Auth Spl Tax
           Cmnty Fac Dist 2007-1 Orinda...................   6.000    09/01/29         967,800
     260   Carlsbad, CA Spl Tax Escrow Cmnty Fac 3 Impt
           Area 2.........................................   6.050    09/01/28         250,705
     845   Carlsbad, CA Spl Tax Escrow Cmnty Fac 3 Impt
           Area 2.........................................   6.150    09/01/38         807,879
   2,000   Carson, CA Redev Agy Tax Alloc Rfdg Ser A (MBIA
           Insd)..........................................   5.000    10/01/23       2,075,460
   1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec
           Ser A (MBIA Insd) (a)..........................    *       08/01/27         375,356
   1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec
           Ser A (MBIA Insd) (a)..........................    *       08/01/28         351,041
   1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec
           Ser A (MBIA Insd) (a)..........................    *       08/01/30         310,646
   1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec
           Ser A (MBIA Insd) (a)..........................    *       08/01/31         292,342
   1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec
           Ser A (MBIA Insd) (a)..........................    *       08/01/32         276,968
   1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec
           Ser A (MBIA Insd) (a)..........................    *       08/01/33         261,810
   2,000   Central Vly Fin Auth CA Cogeneration Proj Rev
           Carson Ice Gen Proj Rfdg (MBIA Insd)...........   5.000    07/01/17       2,026,340
     220   Cerritos, CA Cmnty College Dist Election 2004
           Ser A (MBIA Insd) (a)..........................   5.000    08/01/27         226,164
   2,500   Chaffey, CA Uni High Sch Dist Ser C (FSA
           Insd)..........................................   5.000    05/01/27       2,558,800
   3,000   Chaffey Cmnty College Dist CA Election 2002 Ser
           C (MBIA Insd)..................................   5.000    06/01/32       3,088,170
   1,700   Chino Vly Uni Sch Dist CA Ctf Partn Rfdg Ser A
           (FSA Insd).....................................   5.375    09/01/20       1,808,715
   2,000   Chula Vista, CA Cmnty Fac Dist Spl Tax No 01-1
           Impt Area San Miguel Ser B.....................   5.350    09/01/26       1,861,700
   2,000   Chula Vista, CA Indl Dev Rev San Diego Gas Ser
           A..............................................   5.300    07/01/21       2,036,760
   1,540   Chula Vista, CA Redev Agy Tax Alloc Sub
           Bayfront Rfdg Ser B............................   5.250    10/01/27       1,370,477
   1,605   Coachella, CA Fin Auth Tax Alloc Rev Redev Proj
           4 Rfdg Ser B (XLCA Insd).......................   5.250    09/01/34       1,604,888
   1,000   Coachella, CA Redev Agy Tax Alloc Proj Area No
           3 Rfdg.........................................   5.875    12/01/28         958,510
   2,900   Colton, CA Jt Uni Sch Dist Ser A (FGIC Insd)...   5.500    08/01/22       3,104,885
   2,000   Colton, CA Redev Agy Tax Alloc Mt Vernon
           Corridor Redev Proj............................   6.300    09/01/36       2,012,240
   1,600   Commerce, CA Jt Pwr Fin Auth Lease Rev Cmnty
           Ctr Proj (XLCA Insd)...........................   5.000    10/01/29       1,579,232

 10                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$  2,000   Commerce, CA Jt Pwr Fin Auth Lease Rev Cmnty
           Ctr Proj (XLCA Insd)...........................   5.000%   10/01/34   $   1,968,220
   1,525   Crescenta Vly, CA Wtr Dist Rev Ctf Partn Wtr
           Sys Impt Proj (FSA Insd).......................   4.375    06/01/37       1,402,405
   2,000   Daly City, CA Hsg Dev Fin Rfdg-Third Tier
           Franciscan Ser C...............................   6.500    12/15/47       1,799,280
   2,000   Desert Hot Springs, CA Redev Agy Tax Alloc
           Merged Proj Ser A-2............................   5.750    09/01/38       2,007,560
   1,235   Duarte, CA Multi-Family Rev Hsg Heritage Pk Apt
           Ser A (FNMA Collateralized) (AMT)..............   5.850    05/01/30       1,250,956
   1,280   El Cerrito, CA Redev Agy Tax Alloc Redev Proj
           Area Rfdg Ser B (MBIA Insd) (AMT) (a)..........   5.250    07/01/15       1,355,072
   1,220   Emeryville, CA Pub Fin Auth Rev Assmt Dist
           Refin..........................................   5.900    09/02/21       1,225,026
   1,000   Emeryville, CA Pub Fin Auth Rev Shellmound Pk
           Redev & Hsg Proj Ser B (MBIA Insd).............   5.000    09/01/19       1,014,580
   1,000   Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1
           Fairfield Commons..............................   6.875    09/01/38         999,240
   2,000   Fairfield, CA Ctf Partn Wtr Ser A (MBIA-IBC
           Insd)..........................................   5.000    04/01/42       2,011,940
   5,155   Florin, CA Res Consv Dist Cap Impt Elk Grove
           Wtr Svc Ser A (MBIA Insd)......................   5.000    09/01/33       5,139,947
   3,000   Folsom, CA Pub Fin Auth Spl Tax Rev Ser A
           (AMBAC Insd)...................................   5.000    09/01/28       3,004,230
   3,000   Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg
           (Connie Lee Insd)..............................   5.250    12/01/19       3,064,350
   1,000   Fontana, CA Redev Agy Tax Alloc Southwest Indl
           Park Proj (MBIA Insd)..........................   5.000    09/01/22       1,014,920
   1,950   Fontana, CA Redev Agy Tax Alloc Southwest Indl
           Park Proj (MBIA Insd)..........................   5.200    09/01/30       1,961,856
   5,000   Fontana, CA Uni Sch Dist Ctf Partn Fin Proj
           (FSA Insd).....................................   4.500    09/01/35       4,742,750
   2,950   Foothill/Eastern Corridor Agy CA Toll Rd Rev
           (g)............................................    *       01/01/27       1,199,234
  10,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev
           Cap Apprec Rfdg................................    *       01/15/25       3,673,100
  15,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev
           Cap Apprec Rfdg................................    *       01/15/26       5,189,100
  11,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev
           Cap Apprec Rfdg................................    *       01/15/30       2,931,720
   5,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev
           Cap Apprec Rfdg................................    *       01/15/31       1,240,100
   5,500   Foothill/Eastern Corridor Agy CA Toll Rd Rev
           Conv Cap Apprec Rfdg (d)....................... 0/5.875    01/15/27       5,142,170
   1,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev
           Rfdg...........................................   5.750    01/15/40         986,120
   1,000   Galt Schs Jt Pwrs Auth CA Rev High Sch & Elem
           Sch Rfdg Ser A (MBIA Insd).....................   5.750    11/01/16       1,025,350

See Notes to Financial Statements                                             11

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$  1,115   Garden Grove, CA Pub Fin Auth Rev Ctf Partn Wtr
           Svc Cap Impt Pgm (FSA Insd)....................   5.000%   12/15/23   $   1,160,180
   2,500   Glendale, CA Uni Sch Dist Ser C (FSA Insd).....   5.500    09/01/19       2,596,625
   2,000   Golden St Tob Sec Corp CA Tob Settlement Rev
           Asset Bkd Sr Ser A-1...........................   5.750    06/01/47       1,795,780
   6,000   Golden St Tob Sec Corp CA Tob Settlement Rev
           Asset Bkd Sr Ser A-1 (e).......................   5.125    06/01/47       4,855,950
   7,000   Golden St Tob Sec Corp CA Tob Settlement Rev
           Asset Bkd Sr Ser A-1 (e).......................   5.750    06/01/47       6,285,335
   5,000   Hawthorne, CA Spl Tax Cmnty Fac Dist No 2006-1
           (e)............................................   5.000    09/01/36       4,169,058
   5,000   Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj
           Ser A (XLCA Insd)..............................   5.500    09/01/32       5,006,800
   5,000   Hollister, CA Jt Pwr Fin Auth Wastewtr Rev Rfdg
           & Impt Proj Ser 1 (FSA Insd) (e)...............   4.500    06/01/37       4,773,575
   3,000   Imperial Irr Dist CA Ctf Partn Elec Sys Proj
           (FSA Insd).....................................   5.250    11/01/23       3,139,830
     250   Independent Cities, CA Lease Fin Auth Mobile
           Home Pk Rev Westlake Mobile Home Pk Rfdg Ser
           A..............................................   4.500    10/15/37         198,738
   3,000   Indio, CA Redev Agy Tax Alloc Sub Merged Proj
           Area Ser A (h).................................   5.625    08/15/35       3,059,610
   3,435   Irvine, CA Pub Fac & Infrastructure Auth Assmt
           Rev Ser B (AMBAC Insd) (a).....................   5.000    09/02/22       3,530,424
   1,410   Jurupa, CA Cmnty Svc Dist Spl Tax Cmnty Fac
           Dist No 21 Ser A...............................   5.000    09/01/26       1,223,965
   1,000   Jurupa, CA Cmnty Svc Dist Spl Tax Cmnty Fac
           Dist No 24 Ser A...............................   6.375    09/01/27       1,000,640
   1,325   Jurupa, CA Cmnty Svc Dist Spl Tax Cmnty Fac
           Dist No 24 Ser A...............................   6.625    09/01/38       1,323,291
     800   Kern, CA Cmnty College Sch Fac Impt Dist
           Mammoth Campus/Kern Cmnty Ser A (AMBAC Insd)
           (a)............................................   5.000    08/01/19         823,512
   1,000   La Quinta, CA Fin Auth Loc Ser A (AMBAC
           Insd)..........................................   5.250    09/01/24       1,039,210
   1,420   La Quinta, CA Redev Agy Tax Alloc Redev Proj
           Area No 1 (AMBAC Insd).........................   5.000    09/01/22       1,468,962
   1,500   La Quinta, CA Redev Agy Tax Redev Proj Area No
           1 (AMBAC Insd).................................   5.125    09/01/32       1,517,685
   1,000   Laguna Hills, CA Ctf Partn Cmnty Ctr Proj (MBIA
           Insd)..........................................   5.000    12/01/18       1,035,470
   1,000   Lathrop, CA Impt Bd Act 1915 Mossdale Vlg Assmt
           Dist 03-1......................................   5.000    09/02/25         876,890
   2,000   Lemon Grove, CA Cmnty Dev Agy Tax Alloc Redev
           Proj Area (AMBAC Insd).........................   4.500    08/01/37       1,782,340
   1,000   Loma Linda, CA Redev Agy Tax Loma Linda Redev
           Proj Rfdg (MBIA Insd)..........................   5.125    07/01/30       1,001,120

 12                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$    145   Long Beach, CA Bd Fin Auth Tax Alloc Rev North
           Long Beach Redev Proj Ser A (AMBAC Insd).......   5.375%   08/01/21   $     153,559
   3,555   Long Beach, CA Hbr Rev Ser A (FGIC Insd)
           (AMT)..........................................   5.250    05/15/18       3,622,083
   2,000   Los Angeles, CA Cmnty Redev Agy Cmnty Redev Fin
           Auth Rev Bunker Hill Proj Ser A (FSA Insd).....   5.000    12/01/27       2,056,380
   2,215   Los Angeles, CA Cmnty Redev Agy Multi-Family
           Hsg Rev Grand Cent Square Rfdg Ser B (AMBAC
           Insd) (AMT)....................................   4.750    12/01/26       2,067,016
   1,900   Los Angeles, CA Ctf Partn......................   5.700    02/01/18       1,912,863
   1,000   Los Angeles, CA Ctf Partn Dept Pub Social Svc
           Ser A (AMBAC Insd).............................   5.500    08/01/31       1,021,440
   3,000   Los Angeles, CA Ctf Partn Sr Sonnenblick Del
           Rio W L A (AMBAC Insd).........................   6.000    11/01/19       3,206,100
   2,000   Los Angeles, CA Dept Wtr & Pwr Sys Ser C (MBIA
           Insd)..........................................   5.000    07/01/26       2,056,480
   2,000   Los Angeles Cnty, CA Metro Tran Auth Sales Tax
           Rev Prop A First Tier Sr Rfdg Ser C (AMBAC
           Insd)..........................................   5.000    07/01/23       2,045,480
   1,200   Los Angeles Cnty, CA Sch Regionalized Business
           Svc Ctf Partn Cap Apprec Pooled Fin Ser A
           (AMBAC Insd)...................................    *       08/01/26         468,480
   1,250   Los Angeles Cnty, CA Sch Regionalized Business
           Svc Ctf Partn Cap Apprec Pooled Fin Ser A (FSA
           Insd)..........................................   5.000    09/01/28       1,276,900
   1,190   Lynwood, CA Util Auth Enterp Rev (FSA Insd)
           (a)............................................   5.000    06/01/25       1,227,533
     700   Maywood, CA Cmnty Dev Commn Tax Alloc Merged
           Maywood Redev Proj Area (Radian Insd)..........   4.500    08/01/27         641,585
   2,000   Mendocino Cnty, CA Ctf Partn Cnty Pub Fac Corp
           (MBIA Insd)....................................   5.250    06/01/30       2,023,020
   3,400   Metropolitan Wtr Dist Southn CA Auth Ser B-2
           (FGIC Insd)....................................   5.000    10/01/26       3,498,940
   2,000   Montclair, CA Redev Agy Mobile Home Pk Rev
           Hacienda Mobile Home Pk Proj...................   6.000    11/15/22       2,025,240
   2,325   Morongo Band of Mission Indians CA Enterprise
           Rev Indians Enterprise Casino Ser B (f)........   5.500    03/01/18       2,339,369
   2,175   Morongo Band of Mission Indians CA Enterprise
           Rev Indians Enterprise Casino Ser B (f)........   6.500    03/01/28       2,194,075
   3,180   Mount Diablo, CA Uni Sch Dist (FSA Insd).......   5.000    08/01/26       3,249,356
   1,730   National City, CA Cmnty Dev Commn Tax Alloc
           National City Redev Proj Ser A (AMBAC Insd)
           (a)............................................   5.500    08/01/32       1,772,091
   1,670   National City, CA Cmnty Dev Commn Tax Alloc
           Redev Proj Rfdg Ser B (AMBAC Insd) (a).........   5.000    08/01/25       1,680,337
   1,000   National City, CA Cmnty Dev Commn Tax Alloc
           Redev Proj Rfdg Ser B (AMBAC Insd).............   5.250    08/01/32       1,014,100
   2,000   Needles, CA Pub Util Auth Util Sys Acquisition
           Proj Ser A.....................................   6.500    02/01/22       2,010,300

See Notes to Financial Statements                                             13

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$  1,500   Norco, CA Spl Tax Cmnty Fac Dist No 97-1 Rfdg
           (AGL Insd).....................................   4.875%   10/01/30   $   1,515,285
     970   Oceanside, CA Cmnty Fac No 2001-1 Morro Hills
           Dev............................................   5.500    09/01/34         860,021
   3,000   Oxnard, CA Harbor Dist Rev Ser B...............   6.000    08/01/24       3,219,510
   1,000   Oxnard, CA Uni High Sch Dist Rfdg Ser A (MBIA
           Insd)..........................................   6.200    08/01/30       1,051,740
   1,965   Pacifica, CA Wastewtr Rev Rfdg (AMBAC Insd)
           (a)............................................   5.250    10/01/22       2,081,112
   1,230   Palm Desert, CA Fin Auth Tax Alloc Rev Proj
           Area No 2 Rfdg Ser A (MBIA Insd) (a)...........   5.000    08/01/21       1,274,305
     250   Palm Springs, CA Arpt Sub Palm Springs Intl
           Arpt Rfdg (AMT)................................   5.450    07/01/20         235,442
     530   Palm Springs, CA Arpt Sub Palm Springs Intl
           Arpt Rfdg (AMT)................................   5.550    07/01/28         470,598
   3,000   Palomar Pomerado Hlth Care Dist CA Ctfs Prtn
           Ser B (FSA Insd) (b) (c).......................   4.500    11/01/36       3,000,000
   4,350   Perris, CA Pub Fin Auth Rev Tax Alloc..........   5.350    10/01/36       3,898,470
   1,040   Perris, CA Pub Fin Auth Rev Tax Alloc Ser A
           (MBIA Insd) (a)................................   5.000    10/01/24       1,072,770
   1,000   Perris, CA Pub Fin Auth Rev Tax Alloc Ser A
           (MBIA Insd)....................................   5.000    10/01/31       1,009,800
   1,000   Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj Ser A
           (MBIA Insd)....................................   5.500    05/01/19       1,097,050
   1,375   Pittsburg, CA Redev Agy Tax Alloc Los Medanos
           Cmnty Dev Proj (AMBAC Insd)....................    *       08/01/26         506,220
   2,500   Port Oakland, CA Rfdg Ser N (MBIA Insd)
           (AMT)..........................................   5.000    11/01/22       2,454,500
   1,000   Poway, CA Redev Agy Tax Alloc Paguay Redev Proj
           Ser A (MBIA Insd)..............................   5.000    06/15/33       1,007,130
   2,000   Rancho Cordova Cmnty Fac Dist CA Spl Tax No
           2003-1 Sunridge Anatolia.......................   6.000    09/01/24       2,011,040
   1,000   Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho
           Redev Proj (FSA Insd)..........................   5.250    09/01/20       1,032,610
   1,500   Rancho Mirage, CA Jt Pwr Fin Auth Rev
           Eisenhower Med Ctr Ser A.......................   5.000    07/01/47       1,391,340
   1,220   Rancho Mirage, CA Redev Agy Tax Alloc Redev
           Plan 1984 Proj Ser A-1 (MBIA Insd).............   5.000    04/01/26       1,241,216
   2,540   Rancho Mirage, CA Redev Agy Tax Alloc Redev
           Plan 1984 Proj Ser A-E (MBIA Insd).............   5.250    04/01/33       2,577,567
   3,800   Redlands, CA Redev Agy Tax Alloc Redev Proj
           Rfdg Ser A (MBIA Insd).........................   4.750    08/01/21       3,812,046
   4,000   Redwood City, CA Sch Dist (FGIC Insd)..........   5.000    07/15/23       4,103,400
   3,000   Redwood City, CA Sch Dist (FGIC Insd)..........   5.000    07/15/27       3,007,680
   5,000   Riverside, CA Cmnty College Dist Election 2004
           Ser C (MBIA Insd)..............................   5.000    08/01/32       5,133,800
   1,740   Riverside Cnty, CA Ctf Partn Historic Ct Hse
           Rfdg Ser B (FGIC Insd) (a).....................   5.000    11/01/25       1,800,482

 14                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$  2,000   RNR Sch Fin Auth CA Spl Tax Cmnty Fac Dist
           No 92 1 Ser A (AMBAC Insd).....................   5.000%   09/01/36   $   2,005,280
   9,630   Rohnert Park, CA Cmnty Dev Commons Tax Alloc
           Rev Hsg Redev Proj Ser H (FGIC Insd)...........   4.375    08/01/37       8,600,938
   1,650   Roseville, CA Jt Uni High Sch Dist Ser B (FGIC
           Insd)..........................................    *       06/01/20         921,541
   1,000   Roseville, CA Spl Tax Fountains Cmnty Fac Dis
           No 1...........................................   6.125    09/01/38         948,340
   5,000   Sacramento, CA Area Flood Ctl Agy Cons-Cap
           Assmt Dist Ser A (FGIC Insd)...................   5.000    10/01/37       5,086,250
     265   Sacramento, CA City Fin Auth Rev Cap Impt
           (AMBAC Insd)...................................   5.000    12/01/33         267,170
   1,000   Sacramento, CA City Fin Auth Rev Tax Alloc Ser
           A (FGIC Insd)..................................   5.000    12/01/34         956,070
   1,500   Sacramento Cnty, CA Spl Tax Cmnty Fac Dist No
           05-2 Ser A.....................................   6.000    09/01/37       1,421,805
   1,000   Salinas Vly, CA Solid Waste Auth Rev (AMBAC
           Insd) (AMT)....................................   5.250    08/01/27         998,710
   2,000   Salinas Vly, CA Solid Waste Auth Rev (AMBAC
           Insd) (AMT)....................................   5.250    08/01/31       1,962,960
   2,000   San Bernardino, CA Jt Pwr Fin Auth Ctf Partn
           (MBIA Insd)....................................   5.500    09/01/20       2,091,060
     955   San Diego, CA Hsg Auth Multi-Family Hsg Rev Mtg
           Bkd Sec Pgm Ser C (GNMA Collateralized)
           (AMT)..........................................   5.000    07/20/18         960,062
   1,000   San Diego, CA Pub Fac Fin Auth Swr Rev (FGIC
           Insd)..........................................   5.000    05/15/20         994,790
   2,500   San Diego, CA Redev Agy Centre City Redev Proj
           Ser A..........................................   6.400    09/01/25       2,537,625
     925   San Dimas, CA Redev Agy Tax Alloc Creative
           Growth Ser A (FSA Insd)........................   5.000    09/01/16         950,734
   1,660   San Francisco, CA City & Cnty Arpt Commn Intl
           Arpt Rev Spl Fac Lease Ser A (FSA Insd)
           (AMT)..........................................   6.125    01/01/27       1,696,022
   2,000   San Francisco, CA City & Cnty Arpt Commn Intl
           Arpt Second Rfdg Ser 27A (MBIA Insd) (AMT).....   5.250    05/01/26       2,003,300
   3,000   San Francisco, CA City & Cnty Arpt Commn Intl
           Arpt Second Rfdg Ser 27A (MBIA Insd) (AMT).....   5.250    05/01/31       2,960,580
   5,000   San Francisco, CA City & Cnty Arpt Commn Intl
           Arpt Second Rfdg Ser 33F (XLCA Insd) (AMT) (b)
           (c)............................................   9.000    05/01/25       5,000,000
   1,000   San Joaquin Cnty, CA Pub Fac Fin Corp Rev Ctf
           Partn Wastewtr Conveyance Proj.................   6.000    08/01/37         952,980
   2,000   Sanger, CA Uni Sch Dist Rfdg (MBIA Insd).......   5.600    08/01/23       2,126,820
   4,820   Santa Ana, CA Uni Sch Dist (MBIA Insd).........   5.375    08/01/27       5,039,792
   1,000   Santa Ana, CA Uni Sch Dist Ctf Partn Cap Apprec
           Fin Proj (FSA Insd)............................    *       04/01/36         225,350

See Notes to Financial Statements                                             15

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$  4,200   Semitropic Impt Dist Semitropic Wtr Storage
           Dist CA Wtr Ser A (XLCA Insd)..................   5.125%   12/01/35   $   4,221,924
   1,500   Sierra View Loc Hlth Care Dist CA Rev..........   5.250    07/01/32       1,438,470
   3,305   South Orange Cnty, CA Pub Fin Auth Reassmt Rev
           (FSA Insd).....................................   5.800    09/02/18       3,450,255
   2,655   South Tahoe, CA Jt Pwr Fin Auth Rev South Tahoe
           Redev Proj Area No 1 Rfdg Ser A (AMBAC Insd)...   5.000    10/01/37       2,614,671
   1,640   South Tahoe, CA Jt Pwr Fin Auth Rev Tahoe Redev
           Proj Area 1-A Rfdg (FSA Insd)..................   5.000    10/01/29       1,676,966
   2,250   South Tahoe, CA Jt Pwr Fin Redev Proj Area No 1
           Ser A (AMBAC Insd).............................   5.000    10/01/28       2,249,910
   5,000   Southern CA Pub Pwr Auth Pwr Proj Rev
           Multi-Proj.....................................   6.750    07/01/12       5,721,000
     865   Stanton, CA Multi-Family Rev Hsg Contl Garden
           Apts (FNMA Collateralized) (AMT) (c)...........   5.625    08/01/29         879,454
   2,745   State Center, CA Cmnty Election 2002 Ser A
           (MBIA Insd)....................................   5.500    08/01/28       2,908,300
   1,000   Stockton, CA Uni Sch Dist Ctf Partn Cap Proj
           (AMBAC Insd)...................................   4.375    02/01/31         923,240
   1,000   Stockton, CA Uni Sch Dist Ctf Partn Cap Proj
           (AMBAC Insd)...................................   4.500    02/01/36         928,160
   1,530   Tejon Ranch, CA Pub Fac Fin Auth Cmnty Fac Dist
           No 2000-1 Ser A................................   5.625    09/01/37       1,372,838
   2,850   Temecula, CA Redev Agy Tax Alloc Rev Redev Proj
           No 1 Ser A (MBIA Insd).........................   4.500    08/01/38       2,666,688
   1,000   Temecula, CA Redev Agy Tax Alloc Rev Sub Lien
           Redev Proj No 1................................   5.500    12/15/38         893,790
  10,000   Tobacco Sec Auth Northn CA Tob Settlement Rev
           Asset Bkd Bd Ser A-1...........................   5.375    06/01/38       8,674,200
  10,800   Tobacco Sec Auth Northn CA Tob Settlement Rev
           Asset Bkd Bd Ser A-1...........................   5.500    06/01/45       9,332,820
   4,000   Tobacco Sec Auth Southn CA Tob Settlement Sr
           Ser A-1........................................   5.000    06/01/37       3,324,080
   5,000   Tobacco Sec Auth Southn CA Tob Settlement Sr
           Ser A-1 (e)....................................   5.125    06/01/46       4,052,300
   8,000   Tobacco Sec Auth Southn CA Tob Settlement Sr
           Ser A-1........................................   5.125    06/01/46       6,483,600
   1,000   Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med
           Ctr Ser A......................................   5.125    10/15/31         854,820
   1,000   Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med
           Ctr Ser B......................................   5.125    10/15/37         837,650
  10,000   University of CA Regts Ser A (MBIA Insd) (e)...   4.500    05/15/47       9,245,050
   3,710   University of CA Rev UCLA Med Ctr Ser A (AMBAC
           Insd) (Prerefunded @ 05/15/12).................   5.250    05/15/30       3,825,752
   2,200   Ventura Cnty, CA Cmnty College Ser A (MBIA
           Insd)..........................................   5.500    08/01/23       2,357,476

 16                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$  2,520   Vista, CA Ctf Partn Cmnty Proj (MBIA Insd).....   5.000%   05/01/37   $   2,541,823
   2,185   Vista, CA Uni Sch Dist Election 2002 Ser C (FSA
           Insd)..........................................   5.000    08/01/28       2,271,832
   1,000   Vista, CA Uni Sch Dist Ser A (FSA Insd)........   5.000    08/01/23       1,043,860
   2,000   Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg
           (XLCA Insd)....................................   5.000    03/01/25       1,997,600
                                                                                 -------------
                                                                                   579,330,302
                                                                                 -------------
           GUAM  0.5%
   1,625   Guam Govt Ser A................................   5.250    11/15/37       1,443,959
                                                                                 -------------

           PUERTO RICO  3.7%
   5,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev
           Rfdg Ser Y (FSA Insd) (e)......................   6.250    07/01/21       5,905,775
   1,780   Puerto Rico Elec Pwr Auth Pwr Rev Ser TT (e)...   5.000    07/01/32       1,709,147
   4,000   Puerto Rico Elec Pwr Auth Pwr Rev Ser TT (e)...   5.000    07/01/37       3,840,780
                                                                                 -------------
                                                                                    11,455,702
                                                                                 -------------
           U.S. VIRGIN ISLANDS  1.0%
   3,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt
           Taxes Ln Nt Ser A..............................   6.375    10/01/19       3,205,680
                                                                                 -------------
TOTAL LONG TERM INVESTMENTS  192.2%
  (Cost $613,304,253).........................................................     595,435,643
                                                                                 -------------
TOTAL SHORT TERM INVESTMENTS  0.0%
  (Cost $100,000).............................................................         100,000
                                                                                 -------------
TOTAL INVESTMENTS  192.2%
  (Cost $613,404,253).........................................................     595,535,643
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD   (31.5%)
  (Cost ($97,490,000))
 (97,490)  Notes with interest rates ranging from 2.410% to 4.500% at April
           30, 2008 and contractual maturities of collateral ranging from 2021
           to 2047 (See Note 1) (i)...........................................     (97,490,000)
                                                                                 -------------
TOTAL NET INVESTMENTS  160.7%
  (Cost $515,914,253).........................................................     498,045,643
OTHER ASSETS IN EXCESS OF LIABILITIES  3.9%...................................      12,075,936
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (64.6%)...................    (200,279,243)
                                                                                 -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%................................   $ 309,842,336
                                                                                 =============

Percentages are calculated as a percentage of net assets applicable to common shares.

See Notes to Financial Statements                                             17

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

*   Zero coupon bond

(a) The Trust owns 100% of the outstanding bond issuance.

(b) Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(c) Variable Rate Coupon

(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(e) Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

(f) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g) Escrowed to Maturity

(h) Security purchased on a when-issued or delayed delivery basis.

(i) Floating rate notes. The interest rates shown reflect the rates in effect at April 30, 2008.

AGL--Assured Guaranty Ltd.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CA MTG--California Mortgage Insurance

CIFG--CDC IXIS Financial Guaranty

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FNMA--Federal National Mortgage Association

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

MBIA-IBC--MBIA Insured Bond Certificates

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

 18                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $613,404,253).......................  $595,535,643
Cash........................................................        60,258
Receivables:
  Investments Sold..........................................     8,631,411
  Interest..................................................     7,949,827
Other.......................................................         1,106
                                                              ------------
    Total Assets............................................   612,178,245
                                                              ------------
LIABILITIES:
Payables:
  Floating Rate Note Obligations............................    97,490,000
  Investments Purchased.....................................     3,021,810
  Investment Advisory Fee...................................       187,392
  Other Affiliates..........................................        25,605
Trustees' Deferred Compensation and Retirement Plans........     1,162,738
Accrued Expenses............................................       169,121
                                                              ------------
    Total Liabilities.......................................   102,056,666
Preferred Shares (including accrued distributions)..........   200,279,243
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $309,842,336
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($309,842,336 divided by
  21,963,743 shares outstanding)............................  $      14.11
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($0.01 par value with an unlimited number of
  shares authorized, 21,963,743 shares issued and
  outstanding)..............................................  $    219,637
Paid in Surplus.............................................   330,802,893
Accumulated Undistributed Net Investment Income.............       710,615
Accumulated Net Realized Loss...............................    (4,022,199)
Net Unrealized Depreciation.................................   (17,868,610)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $309,842,336
                                                              ============
PREFERRED SHARES ($0.01 par value, authorized 100,000,000
  shares, 8,000 issued with liquidation preference of
  $25,000 per share)........................................  $200,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $509,842,336
                                                              ============

See Notes to Financial Statements                                             19

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 16,390,477
                                                              ------------
EXPENSES:
Interest and Residual Trust Expenses........................     1,684,029
Investment Advisory Fee.....................................     1,420,864
Preferred Share Maintenance.................................       269,684
Accounting and Administrative Expenses......................        56,438
Custody.....................................................        52,722
Professional Fees...........................................        44,548
Reports to Shareholders.....................................        19,824
Transfer Agent Fees.........................................        13,068
Registration Fees...........................................        10,904
Trustees' Fees and Related Expenses.........................         8,244
Depreciation in Trustees' Deferred Compensation Accounts....      (122,104)
Other.......................................................        15,910
                                                              ------------
    Total Expenses..........................................     3,474,131
    Investment Advisory Fee Reduction.......................       258,339
    Less Credits Earned on Cash Balances....................         1,400
                                                              ------------
    Net Expenses............................................     3,214,392
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 13,176,085
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   (903,593)
  Futures...................................................    (3,800,836)
                                                              ------------
Net Realized Loss...........................................    (4,704,429)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     5,809,887
  End of the Period.........................................   (17,868,610)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (23,678,497)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(28,382,926)
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (3,473,317)
                                                              ============
NET DECREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $(18,680,158)
                                                              ============

 20                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2008     OCTOBER 31, 2007
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 13,176,085        $ 24,871,287
Net Realized Gain/Loss..................................      (4,704,429)            604,973
Net Unrealized Depreciation During the Period...........     (23,678,497)        (28,365,839)

Distributions to Preferred Shareholders:
  Net Investment Income.................................      (3,473,317)         (6,576,384)
  Net Realized Gain.....................................             -0-            (379,200)
                                                            ------------        ------------

Change in Net Assets Applicable to Common Shares from
  Operations............................................     (18,680,158)         (9,845,163)

Distributions to Common Shareholders:
  Net Investment Income.................................      (9,162,857)        (17,697,185)
  Net Realized Gain.....................................             -0-          (1,251,061)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................     (27,843,015)        (28,793,409)

FROM CAPITAL TRANSACTIONS:
Value of Common Shares Issued Through Dividend
  Reinvestment..........................................         413,317             387,863
                                                            ------------        ------------
TOTAL DECREASE IN NET ASSETS APPLICABLE TO COMMON
  SHARES................................................     (27,429,698)        (28,405,546)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     337,272,034         365,677,580
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $710,615 and $170,704,
  respectively).........................................    $309,842,336        $337,272,034
                                                            ============        ============

See Notes to Financial Statements                                             21

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Six Months Ended April 30, 2008 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS (INCLUDING PREFERRED
  SHARE DISTRIBUTIONS)......................................  $(18,680,158)
                                                              ------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Provided by Operating Activities:
  Purchases of Investments..................................   (86,827,200)
  Proceeds from Sales of Investments........................   118,886,392
  Net Purchases of Short-Term Investments...................      (100,000)
  Amortization of Premium...................................       237,378
  Accretion of Discount.....................................      (872,961)
  Net Realized Gain on Investments..........................       903,593
  Net Change in Unrealized Depreciation on Investments......    23,877,785
  Decrease in Variation Margin on Futures...................       666,000
  Increase in Interest Receivables and Other Assets.........       (38,835)
  Increase in Receivable for Investments Sold...............    (7,720,651)
  Decrease in Accrued Expenses and Other Payables...........      (114,626)
  Decrease in Investments Purchased Payable.................    (3,955,952)
  Decrease in Custodian Bank Payable........................    (3,863,486)
                                                              ------------
    Total Adjustments.......................................    41,077,437
                                                              ------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................    22,397,279
                                                              ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Dividends Paid (net of reinvested dividends of
    $413,317)...............................................    (8,657,021)
  Proceeds from and Repayments of Floating Rate Note
    Obligations.............................................   (13,680,000)
                                                              ------------
NET CASH USED FOR FINANCING ACTIVITIES......................   (22,337,021)
                                                              ------------
Net Change in Cash..........................................        60,258
Cash at the Beginning of the Period.........................           -0-
                                                              ------------
CASH AT THE END OF THE PERIOD...............................  $     60,258
                                                              ============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
  Cash Paid During the Period for Interest..................  $  1,684,029
                                                              ============

 22                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                     SIX MONTHS
                                                       ENDED                   YEAR ENDED OCTOBER 31,
                                                     APRIL 30,    -------------------------------------------------
                                                        2008       2007       2006       2005      2004      2003
                                                     --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............  $ 15.38     $ 16.69    $ 16.47    $ 16.95   $ 16.84   $ 17.02
                                                      -------     -------    -------    -------   -------   -------
 Net Investment Income..............................     0.60(a)     1.13(a)    1.09(a)    1.04      1.07      1.12
 Net Realized and Unrealized Gain/Loss..............    (1.29)      (1.25)      0.44      (0.30)     0.54      0.03
 Common Share Equivalent of Distributions Paid to
   Preferred Shareholders:
   Net Investment Income............................    (0.16)      (0.30)     (0.26)     (0.18)    (0.08)    (0.09)
   Net Realized Gain................................      -0-       (0.02)     (0.03)     (0.01)    (0.03)      -0-
                                                      -------     -------    -------    -------   -------   -------
Total from Investment Operations....................    (0.85)      (0.44)      1.24       0.55      1.50      1.00
Distributions Paid to Common Shareholders:
   Net Investment Income............................    (0.42)      (0.81)     (0.85)     (0.94)    (1.03)    (1.11)
   Net Realized Gain................................      -0-       (0.06)     (0.17)     (0.09)    (0.36)    (0.07)
                                                      -------     -------    -------    -------   -------   -------
NET ASSET VALUE, END OF THE PERIOD..................  $ 14.11     $ 15.38    $ 16.69    $ 16.47   $ 16.95   $ 16.84
                                                      =======     =======    =======    =======   =======   =======

Common Share Market Price at End of the Period......  $ 14.62     $ 15.44    $ 15.86    $ 14.81   $ 15.50   $ 16.67
Total Return* (b)...................................   -2.49%**     2.80%     14.36%      2.25%     1.32%    10.83%
Net Assets Applicable to Common Shares at End of the
 Period (In millions)...............................  $ 309.8     $ 337.3    $ 365.7    $ 329.1   $ 102.4   $ 101.6
Ratio of Expenses to Average Net Assets Applicable
 to Common Shares* (c)..............................    2.02%       1.91%      1.23%      1.34%     1.42%     1.43%
Ratio of Net Investment Income to Average Net Assets
 Applicable to Common Shares* (c)...................    8.29%       7.04%      6.66%      6.34%     6.40%     6.56%
Portfolio Turnover..................................      14%**       38%        25%        30%       11%       25%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net Assets Applicable
    to Common Shares (c)............................    2.19%       2.05%        N/A        N/A       N/A       N/A
  Ratio of Net Investment Income to Average Net
    Assets Applicable to Common Shares (c)..........    8.13%       6.89%        N/A        N/A       N/A       N/A
SUPPLEMENTAL RATIOS:
Ratio of Expenses (Excluding Interest and Residual
 Trust Expenses) to Average Net Assets Applicable to
 Common Shares (c)..................................    0.96%       1.03%      1.21%      1.34%     1.42%     1.43%
Ratio of Expenses (Excluding Interest and Residual
 Trust Expenses) to Average Net Assets Applicable
 including Preferred Shares (c).....................    0.59%       0.66%      0.78%      0.86%     0.89%     0.90%
Ratio of Net Investment Income to Average Net Assets
 Applicable to Common Shares (d)....................    6.11%       5.18%      5.09%      5.22%     5.94%     6.04%
SENIOR SECURITIES:
Total Preferred Shares Outstanding..................    8,000       8,000      8,000      7,200     2,400     2,400
Asset Coverage Per Preferred Share (e)..............  $63,765     $67,182    $70,730    $70,713   $67,686   $67,320
Involuntary Liquidating Preference Per Preferred
 Share..............................................  $25,000     $25,000    $25,000    $25,000   $25,000   $25,000
Average Market Value Per Preferred Share............  $25,000     $25,000    $25,000    $25,000   $25,000   $25,000

** Non-Annualized

(a)Based on average shares outstanding.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

N/A=Not Applicable

See Notes to Financial Statements                                             23

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen California Value Municipal Income Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal and California income taxes, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of California municipal obligations rated investment grade at the time of investment. The Trust commenced investment operations on April 30, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2008, the Trust had $3,021,810 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Trust adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on April 30, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

benefits in the accompanying financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended October 31, 2007, remains subject to examination by taxing authorities.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2007, the Trust had an accumulated capital loss carryforward for tax purposes of $1,441,133 which will expire on October 31, 2015.

    At April 30, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $506,982,267
                                                              ============
Gross tax unrealized appreciation...........................  $ 13,333,234
Gross tax unrealized depreciation...........................  (22,269,858)
                                                              ------------
Net tax unrealized depreciation on investments..............  $(8,936,624)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................  $    31,627
  Tax-exempt income.........................................   24,289,502
  Long-term capital gain....................................    1,627,026
                                                              -----------
                                                              $25,948,155
                                                              ===========

    As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $      -0-
Undistributed tax-exempt income.............................   1,213,780
Undistributed long-term capital gain........................         -0-

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes.

F. CREDITS EARNED ON CASH BALANCES During the six months ended April 30, 2008, the Trust's custody fee was reduced by $1,400 as a result of credits earned on cash balances.

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

G. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Trust's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2008, Trust investments with a value of $129,325,258 are held by the dealer trusts and serve as collateral for the $97,490,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2008 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended April 30, 2008 were $106,765,714 and 3.17%, respectively.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including preferred shares of the Trust. The Adviser has agreed to waive investment advisory fees equal to .10% of the average daily net assets including preferred shares of the Trust. During the six months ended April 30, 2008, the Adviser waived $258,339 of its investment advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the six months ended April 30, 2008, the Trust recognized expenses of approximately $13,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2008, the Trust recognized expenses of approximately $34,500 representing Van Kampen Investments Inc.'s or its affiliates'

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

(collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2008 and for the year ended October 31, 2007, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2008     OCTOBER 31, 2007
Beginning Shares........................................     21,934,705          21,909,989
Shares Issued Through Dividend Reinvestment.............         29,038              24,716
Shares Repurchased*.....................................            -0-                 -0-
                                                             ----------          ----------
Ending Shares...........................................     21,963,743          21,934,705
                                                             ==========          ==========

* On February 28, 2007, the Trust commenced a shares repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust's shares trade from their net asset value. For the six months ended April 30, 2008 and the year ended October 31, 2007, the Trust repurchased none of its shares. The Trust may repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to review of the Trustees.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $86,827,200 and $118,886,392, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2008 were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2007.............................       666
Futures Opened..............................................       600
Futures Closed..............................................    (1,266)
                                                               -------
Outstanding at April 30, 2008...............................       -0-
                                                               =======

B. INTEREST RATE SWAPS The Trust may enter into forward interest rate swap transactions intended to help the Trust manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Trust's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve the Trust's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Trust a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Trust's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Trust may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Trust intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Trust upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Trust has an unrealized loss on a swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

C. INVERSE FLOATING RATE SECURITIES The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

6. PREFERRED SHARES

As of April 30, 2008, the Trust has outstanding 8,000 Auction Preferred Shares
(APS). Series A contains 2,400 shares, Series B contains 3,000 shares, Series C contains 1,800 shares and Series D contains 800 shares. Dividends are cumulative and the dividend rates are generally reset every 7 days for Series A, while Series B, Series C and Series D are generally reset every 28 days through an auction process. Beginning on February 12, 2008 and continuing through April 30, 2008, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on APS. The average rate in effect on April 30, 2008 was 3.101%. During the six months ended April 30, 2008, the rates ranged from 2.500% to 5.200%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of the "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of April 30, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

    On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

9. SUBSEQUENT EVENT

On June 13, 2008, the Trust announced plans for the partial redemption of its preferred shares. The Trust intends to redeem 20% of each of its Series per the table below. The Board of Trustees previously approved the use of tender option bonds as a replacement source of funding. The Depository Trust Company, the securities' holder of record, will determine how the partial series redemptions will be allocated among each participant broker-dealer account.

SERIES                                                            DATE
A...........................................................   July 1, 2008
B...........................................................  June 30, 2008
C...........................................................  July 22, 2008
D...........................................................  July 14, 2008

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
C/O COMPUTERSHARE INVESTOR SERVICES
P.O. Box 43078
Providence, Rhode Island 02940-3078

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen California Value Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen California Value Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen California Value Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                   VCVSAN 6/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-03197P-Y04/08

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics -- Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen California Value Municipal Income Trust

By:   /s/ Jerry W. Miller
    ---------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Jerry W. Miller
    --------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: June 19, 2008

By:  /s/ Stuart N. Schuldt
    ----------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 19, 2008